REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS


To State Street Bank and Trust Company, Owner Trustee of
College and University Facility Loan Trust Two:


We have audited the accompanying balance sheet of College and University Facility Loan Trust Two (a Massachusetts business trust), including the schedule of investments, as of November 30, 2000, the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for the two years ended November 30, 2000 and 1999 and the selected financial highlights for each of the periods presented. These financial statements and the selected financial highlights are the responsibility of the Owner Trustee. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the selected financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and selected financial highlights. Our procedures included confirmation of the Loans and Investments as of November 30, 2000 by correspondence with GMAC Commercial Mortgage Corporation and Federal National Mortgage Association, respectively. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the selected financial highlights referred to above present fairly, in all material respects, the financial position of College and University Facility Loan Trust Two as of November 30, 2000, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the selected financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States.


/s/ Arthur Andersen LLP

Boston, Massachusetts
January 3, 2001

                                             COLLEGE AND UNIVERSITY
                                            FACILITY LOAN TRUST TWO

                                                      BALANCE SHEET


-----------------------------------------------------------------------------------------------------------------------
NOVEMBER 30,                                                                                                  2000
-----------------------------------------------------------------------------------------------------------------------

ASSETS:

INVESTMENTS, at amortized cost, net of allowance for loan losses of
  $1,432,376 (Notes 1, 2, 6, 7 and 8, and Schedule of Investments)                                       $ 139,040,439
CASH                                                                                                            75,779
INTEREST RECEIVABLE                                                                                          1,282,841
DEFERRED BOND ISSUANCE COSTS (Note 2)                                                                          509,992
-----------------------------------------------------------------------------------------------------------------------
     Total assets                                                                                          140,909,051
-----------------------------------------------------------------------------------------------------------------------

LIABILITIES:

BONDS PAYABLE, net of unamortized discount (Notes 3 and 8)                                                 119,439,663
INTEREST PAYABLE (Note 3)                                                                                    3,056,720
ACCRUED EXPENSES AND OTHER LIABILITIES                                                                         174,606
DISTRIBUTION PAYABLE TO CLASS B CERTIFICATEHOLDERS (Note 5)                                                  2,339,748
-----------------------------------------------------------------------------------------------------------------------

     Total liabilities                                                                                     125,010,737
-----------------------------------------------------------------------------------------------------------------------

NET ASSETS:

CLASS B CERTIFICATES, par value $1 - authorized, issued and
  outstanding - 1,763,800 certificates (Note 5)                                                              1,763,800
DISTRIBUTIONS IN EXCESS OF TAX EARNINGS (Notes 2 and 5)                                                     (3,648,858)
PAID-IN CAPITAL (Note 2)                                                                                    17,783,372
-----------------------------------------------------------------------------------------------------------------------

     Total net assets                                                                                    $  15,898,314
-----------------------------------------------------------------------------------------------------------------------

     Net asset value per Class B certificate
       (based on 1,763,800 certificates outstanding)                                                     $        9.01





      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                    COLLEGE AND UNIVERSITY
                                                   FACILITY LOAN TRUST TWO

                                                   STATEMENT OF OPERATIONS


-----------------------------------------------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30,                                                                                        2000
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest income (Note 2)                                                                               $ 14,645,860

EXPENSES:
   Interest expense (Notes 2 and 3)                                                                         11,850,334
   Servicer fees (Note 4)                                                                                      147,878
   Trustee fees (Note 4)                                                                                        53,261
   Other trust and bond administration expenses                                                                224,068
-----------------------------------------------------------------------------------------------------------------------

     Total expenses                                                                                         12,275,541
-----------------------------------------------------------------------------------------------------------------------
     Net investment income                                                                                   2,370,319

PROVISION FOR LOAN LOSSES (Note 6)                                                                             300,000
-----------------------------------------------------------------------------------------------------------------------

     Net increase in net assets resulting from operations                                                    2,070,319
-----------------------------------------------------------------------------------------------------------------------

     Net increase in net assets applicable to Class B
       certificateholders resulting from operations                                                       $  2,070,319




      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                COLLEGE AND UNIVERSITY
                                               FACILITY LOAN TRUST TWO

                                               STATEMENT OF CASH FLOWS


-----------------------------------------------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30,                                                                                        2000
-----------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
   Interest received                                                                                     $   6,829,059
   Interest paid                                                                                            (6,691,515)
   Operating expenses paid                                                                                    (432,177)
-----------------------------------------------------------------------------------------------------------------------

       Net cash used in operating activities                                                                  (294,633)
-----------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES:
   Net decrease in funds held under investment agreements                                                      800,279
   Principal payments on Loans                                                                              22,877,380
-----------------------------------------------------------------------------------------------------------------------

       Net cash provided by investing activities                                                            23,677,659
-----------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES:
   Principal repayments on Bonds                                                                           (20,202,088)
   Redemptions of Class A Preferred certificates                                                              (393,335)
   Dividends on Class A Preferred certificates                                                                 (26,845)
   Distributions to Class B certificateholders                                                              (2,732,966)
-----------------------------------------------------------------------------------------------------------------------
       Net cash used in financing activities                                                               (23,355,234)
-----------------------------------------------------------------------------------------------------------------------

NET INCREASE IN CASH                                                                                            27,792

   Cash, beginning of year                                                                                      47,987
-----------------------------------------------------------------------------------------------------------------------

   Cash, end of year                                                                                     $      75,779
-----------------------------------------------------------------------------------------------------------------------

RECONCILIATION OF NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS TO NET CASH USED FOR OPERATING ACTIVITIES:
   Net increase in net assets resulting from operations                                                  $   2,070,319
   Provision for loan losses                                                                                   300,000
   Decrease in interest receivable                                                                             177,835
   Decrease in accrued expenses and other liabilities                                                           (6,970)
   Decrease in Bond interest payable                                                                          (404,042)
   Amortization of original issue discount on Bonds                                                          5,472,453
   Amortization of purchase discount on Loans                                                               (7,994,635)
   Amortization of deferred Bond issuance costs                                                                 90,407
-----------------------------------------------------------------------------------------------------------------------

       Net cash used in operating activities                                                             $    (294,633)
-----------------------------------------------------------------------------------------------------------------------

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
 .


                                               COLLEGE AND UNIVERSITY
                                              FACILITY LOAN TRUST TWO

                                  STATEMENTS OF CHANGES IN NET ASSETS
                                                          (NOTE 2(f))


-----------------------------------------------------------------------------------------------------------------------
YEARS ENDED NOVEMBER 30,                                                                     2000                 1999
-----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
   Net investment income                                                             $  2,370,319         $  2,430,438
   Provision for loan losses                                                             (300,000)                   -

DIVIDENDS TO CERTIFICATEHOLDERS (Notes 2 and 5):
   Class A Preferred certificateholders
    ($0.1365 per certificate annually):
     As tax return of capital                                                                   -             (203,329)
-----------------------------------------------------------------------------------------------------------------------

     Net increase in net assets applicable to Class B
       certificateholders resulting from operations                                     2,070,319            2,227,109
-----------------------------------------------------------------------------------------------------------------------

CAPITAL CERTIFICATE TRANSACTIONS (Note 5):
   Redemptions of Class A Preferred certificates
     (2,585,848 certificates in 1999)                                                           -           (2,585,848)

DISTRIBUTIONS TO CLASS B CERTIFICATEHOLDERS (Note 5)                                   (3,896,806)          (1,175,906)
-----------------------------------------------------------------------------------------------------------------------
     Net decrease in net assets resulting from
       capital certificate transactions                                                (3,896,806)          (3,761,754)
-----------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                                                             (1,826,487)          (1,534,645)

NET ASSETS:
   Beginning of year                                                                   17,724,801           19,259,446
-----------------------------------------------------------------------------------------------------------------------

   End of year                                                                       $ 15,898,314         $ 17,724,801
-----------------------------------------------------------------------------------------------------------------------

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                               COLLEGE AND UNIVERSITY
                                              FACILITY LOAN TRUST TWO

                               SELECTED FINANCIAL HIGHLIGHTS FOR EACH
                                      CLASS B CERTIFICATE OUTSTANDING
                                       THROUGHOUT THE YEARS INDICATED
                                                      (NOTES 1 AND 5)

-----------------------------------------------------------------------------------------------------------------------
YEARS ENDED NOVEMBER 30,                      2000              1999            1998           1997           1996
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, beginning of year           $10.05             $9.45          $8.17          $7.27           $6.42
-----------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                          1.34              1.38           1.63           1.64            1.75

PROVISION FOR LOAN LOSSES                      (.17)                -           (.01)          (.11)           (.11)

DIVIDENDS TO CLASS A PREFERRED
  CERTIFICATEHOLDERS:
   As tax return of capital                       -              (.11)          (.34)          (.63)           (.79)

DISTRIBUTION TO CLASS B
  CERTIFICATEHOLDERS:
   As tax return of capital                   (2.21)             (.67)             -              -              -
-----------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, end of year                 $ 9.01            $10.05          $9.45          $8.17           $7.27
-----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN(a)                      N/A               N/A            N/A            N/A             N/A

NET ASSETS APPLICABLE TO
  CLASS A PREFERRED
  CERTIFICATES, end of year             $         -       $         -    $ 2,585,848    $ 5,422,117     $ 8,629,880

NET ASSETS APPLICABLE TO CLASS B
  CERTIFICATES, end of year             $15,898,314       $17,724,801    $16,673,598    $14,401,615     $12,816,146
-----------------------------------------------------------------------------------------------------------------------

RATIOS AND SUPPLEMENTAL DATA:

   Ratio of operating expenses to average
     net assets applicable to
     Class B certificates                     73.02%(b)         78.42%(b)      99.83%(b)     123.64%(b)      150.97%(b)

   Ratio of net investment income
     to average net assets applicable
     to Class B certificates                  14.10%            14.13%         18.57%         21.29%          25.54%

   Number of Class B certificates
     outstanding, end of year             1,763,800         1,763,800      1,763,800      1,763,800       1,763,800


(a)  The Trust's investments are recorded at amortized cost as discussed in Note
     2. Accordingly, the financial statements do not reflect the market value of such investments. For this reason, management believes that no meaningful information can be provided regarding "Total investment return" and has not included information under that heading.

(b) Excluding interest expense, the ratio of operating expenses to average net assets applicable to Class B certificates was 2.53%, 2.57%, 2.32%, 2.56% and 2.67% in 2000, 1999, 1998, 1997 and 1996, respectively.

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                              COLLEGE AND UNIVERSITY
                                             FACILITY LOAN TRUST TWO

                                       NOTES TO FINANCIAL STATEMENTS


1.     ORGANIZATION                   College and University Facility Loan Trust
       AND BUSINESS                   Two (the Trust) was formed on  March 11,
                                      1988 as a business trust under the laws of the Commonwealth of Massachusetts by a declaration of trust by State Street Bank and Trust Company, formerly the Bank of Boston (the Owner Trustee) not in its individual capacity but solely as Owner
                                      Trustee. The Trust is registered under the Investment Company Act of 1940 (as amended) as a diversified, closed-end, management investment company.

                                      The Trust was formed for the sole purpose of raising funds through the issuance and sale of bonds (the Bonds). The Trust commenced operations on May 12, 1988 (the Closing Date) and issued Bonds in four tranches in the aggregate principal amount (at maturity) of $450,922,000. The Bonds constitute full recourse obligations of the Trust. The collateral securing the Bonds consists primarily of a pool of college and university facility loans (the Loans) to various postsecondary educational institutions and funds held under the indenture (the Indenture) and the investment agreements. The Loans were originated by or previously assigned to the United States Department of Education
                                      (ED) under the College Housing Loan
                                      Program or the Academic Facilities Loan
                                      Program. The Loans, which have been
                                      assigned to Bank One Trust Company, NA,
                                      formerly The First National Bank of
                                      Chicago (The Bond Trustee), are secured by various types of collateral, including mortgages on real estate, general recourse obligations of the borrowers, pledges of securities and pledges of revenues. As of the Closing Date, the Loans had a weighted average stated interest rate of approximately 3.18% and a weighted average remaining term to maturity of approximately 18.77 years. Payments on the Loans are managed by the Bond Trustee in various fund accounts and are invested under investment contracts (Note 2) as specified in the Indenture.

                                              COLLEGE AND UNIVERSITY
                                             FACILITY LOAN TRUST TWO

                                       NOTES TO FINANCIAL STATEMENTS


1.     ORGANIZATION AND               All  payments on the Loans and earnings
       BUSINESS                       under the investment agreements and any
       (Continued)                    required transfers from the Expense and
                                      Liquidity Funds are deposited to the
                                      credit of the Revenue Fund held by the
                                      Bond Trustee as defined within, and in
                                      accordance with the Indenture. On each
                                      bond payment date, amounts on deposit to the credit of the Revenue Fund are applied in the following order of priority: to pay amounts due on the Bonds, to pay administrative expenses not previously paid from the Expense Fund, to fund the Expense Fund to the Expense Fund
                                      Requirement and to fund the Liquidity Fund to the Liquidity Fund Requirement. Any funds remaining in the Revenue Fund on such payment date will be used to further pay down the Bonds to the extent of the maximum principal distribution amount, after which any residual amounts are paid to the certificateholders.

                                      On the Closing Date, certificates were
                                      issued by the Trust to ED as partial
                                      payments for the Loans. In December 1989,
                                      ED sold, through a private placement, all of its ownership interest in the Trust.


2.     SUMMARY OF                     (a)  COLLEGE AND UNIVERSITY FACILITY LOANS
       SIGNIFICANT
       ACCOUNTING                     The Loans were purchased and recorded at
       POLICIES                       a discount below  par. Pursuant to a
                                      "no-action letter" that the Trust received from the Securities and Exchange
                                      Commission, the Loans, included in
                                      investments in the accompanying balance
                                      sheet, are being accounted for under the amortized cost method of accounting. Under this method, the difference between the cost of each Loan to the Trust and the scheduled principal and interest payments is amortized, assuming no prepayments of principal, and included in the Trust's income by applying the Loan's effective interest rate to the amortized cost of that Loan. When a Loan prepays, the remaining discount is recognized as interest income. The remaining balance of the purchase discount on the Loans as of November 30, 2000 was approximately
                                      $53,684,000. As a result of prepayments of Loans in the year ended November 30, 2000, additional interest income of approximately $439,000 was recognized.

                                              COLLEGE AND UNIVERSITY
                                             FACILITY LOAN TRUST TWO

                                       NOTES TO FINANCIAL STATEMENTS

2.     SUMMARY OF                     (a) COLLEGE AND UNIVERSITY FACILITY LOANS
       SIGNIFICANT                        (Continued)
       ACCOUNTING                     The Trust's policy is to discontinue the
       POLICIES                       accrual of interest on Loans for which
       (Continued)                    payment of principal or interest is 180
                                      days or more past due or for other such
                                      Loans that management believes the
                                      collection of interest and principal is
                                      doubtful. When a Loan is placed on
                                      nonaccrual status, all previously accrued but uncollected interest is reversed against the current period's interest income. Subsequently, interest income is generally recognized when received.
                                      Payments are generally applied to interest first, with the balance, if any, applied to principal. At November 30, 2000, one loan has been placed on nonaccrual status.

                                      (b) OTHER INVESTMENTS

                                      Other investments, which are included in investments in the accompanying balance sheet, consist of two investment agreements issued by Morgan Guaranty Trust Company, bearing fixed rates of interest of 7.05% and 7.75%. These investments may take the form of repurchase agreements (the underlying collateral of which shall be as to form and substance acceptable to each nationally recognized statistical rating agency that rates the Bonds), time deposits or other lawful investments at Morgan Guaranty Trust Company's option. These investments are carried at cost. These investment agreements terminate on the earlier of June 1, 2018 or the date on which the Bonds are paid-in-full.

                                      (c) FEDERAL INCOME TAXES

                                      It is the Trust's policy to comply with
                                      the requirements applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its investment company taxable income to its certificateholders each year. Accordingly, no federal or state income tax provision is required.

                                      For tax purposes, the Loans were
                                      transferred to the Trust at their face
                                      values. Accordingly, the accretion of the purchase discount creates a permanent book-tax difference.

                                              COLLEGE AND UNIVERSITY
                                             FACILITY LOAN TRUST TWO

                                       NOTES TO FINANCIAL STATEMENTS


2.     SUMMARY OF                     (d) DEFERRED BOND ISSUANCE COSTS
       SIGNIFICANT
       ACCOUNTING                     Deferred Bond issuance costs are being
       POLICIES                       amortized using the effective interest
      (Continued)                     rate method over the estimated lives of
                                      the Bonds, which are based on the
                                      scheduled payments of the Loans. When Loan prepayments occur, an additional portion of the deferred issuance costs is expensed in the year the prepayment occurred, so that the future effective interest rate remains unchanged.

                                      (e) ACCOUNTING FOR IMPAIRMENT OF A LOAN
                                          AND ALLOWANCE FOR LOAN LOSSES

                                      The Trust accounts for credit losses in
                                      accordance with Statement of Financial
                                      Accounting Standards (SFAS) No. 114,
                                      "ACCOUNTING BY CREDITORS FOR IMPAIRMENT
                                      OF A LOAN," as amended by SFAS No. 118
                                      (collectively referred to as SFAS 114).
                                      SFAS 114 requires that impaired loans, as defined, be measured based on the present value of the expected future cash flows discounted at the loan's effective interest rate or the fair value of the collateral if the loan is collateral dependent.

                                      Management is responsible for establishing an allowance for loan losses based on its best estimate of losses that might occur. Ultimate losses may vary from the current estimate. This estimate is reviewed periodically, and as a provision to the allowance for loan losses becomes necessary, it is reported in the period in which it becomes known. Allowances are established for those loans that, in the opinion of management, are deemed to be impaired and potentially uncollectible.

                                      The allowance for loan losses is based on management's evaluation of the level of the allowance required in relation to the estimated loss exposure in the loan portfolio. Factors considered in evaluating the adequacy of the allowance include previous loss experience, current economic conditions and their effect on borrowers, the performance of individual Loans in relation to contract terms, adverse situations that may affect the borrower's ability to pay and the estimated fair values of collateral.

                                      The factors discussed above are inherently difficult to predict. Accordingly, the final outcome of these estimates and the ultimate realization of amounts on certain Loans may vary significantly from the amounts reflected in the accompanying financial statements.

                                              COLLEGE AND UNIVERSITY
                                             FACILITY LOAN TRUST TWO

                                       NOTES TO FINANCIAL STATEMENTS


2.     SUMMARY OF                     (f) PRESENTATION OF CAPITAL DISTRIBUTIONS
       SIGNIFICANT
       ACCOUNTING                     Capital distributions are accounted for
       POLICIES                       in accordance with the American Institute
       (Continued)                    of Certified Public Accountants Statement
                                      of Position (SOP) 93-2, "DETERMINATION,
                                      DISCLOSURE AND FINANCIAL STATEMENT
                                      PRESENTATION OF INCOME, CAPITAL GAIN AND
                                      RETURN OF CAPITAL DISTRIBUTIONS BY
                                      INVESTMENT COMPANIES." SOP 93-2 requires the Trust to report distributions that are in excess of tax-basis earnings and profits as a tax return of capital and to present the capital accounts on a basis that approximates the amounts that are available for future distributions on a tax-basis.

                                      In accordance with SOP 93-2, the Trust
                                      reclassifies certain amounts from
                                      distributions in excess of tax earnings to paid in capital. The total reclassification was $3,074,302 as of November 30, 2000. This reclassification has no impact on the net investment income or net assets of the Trust.

                                      The reclassifications are a result of
                                      permanent differences between generally
                                      accepted accounting principles and tax
                                      accounting for such items as net operating losses and the accretion of purchase discount on the Loans. The amount deducted for the allowance for loan losses and the amortization of bond issuance costs are not currently deductible for tax purposes and create a temporary deficit reflected as distributions in excess of tax earnings in the accompanying balance sheet.

                                      (g) USE OF ESTIMATES

                                      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                                              COLLEGE AND UNIVERSITY
                                             FACILITY LOAN TRUST TWO

                                       NOTES TO FINANCIAL STATEMENTS


2.     SUMMARY OF                     (h) NEW ACCOUNTING PRONOUNCEMENT
       SIGNIFICANT
       ACCOUNTING                     The Statement of Financial Accounting
       POLICIES                       Standards  (SFAS) No. 133, "ACCOUNTING
       (Continued)                    FOR DERIVATIVE INSTRUMENTS AND HEDGING
                                      ACTIVITIES," as amended by SFAS No. 137
                                      and 138 (collectively SFAS 133),
                                      establishes accounting and reporting
                                      standards for derivative instruments and for hedging activities. SFAS 138 requires all derivatives, including certain derivative instruments embedded in other contracts, to be recognized as assets or liabilities on the balance sheet and measured at fair value. SFAS 133 is effective for fiscal years beginning after June 15, 2000. The Trust believes the adoption of this standard will not have a material impact on its financial position or results of operations.


3.     BONDS                          The Bonds outstanding at November 30,
                                      2000 consist of the following:

                                                    Outstanding           Unamortized        Carrying
                   Interest           Stated         Principal             Discount           Amount
       Type          Rate            Maturity         (000s)                (000s)            (000s)
------------------------------------------------------------------------------------------------------------
 Sequential          4.00%         June 1, 2002      $  3,466              $     -           $  3,466
 Sequential          4.00          June 1, 2018       149,370               33,396            115,974
------------------------------------------------------------------------------------------------------------
                                                     $152,836              $33,396           $119,440
------------------------------------------------------------------------------------------------------------



                                      Interest on the Bonds is payable
                                      semiannually. On December 1, 2000, the
                                      Trust made principal payments of
                                      $3,465,979 on the 4%, June 1, 2002 bonds
                                      and $7,547,217 on the 4% June 1, 2018
                                      bonds, respectively.

                                      Principal payments on the Bonds will be
                                      made prior to the respective stated
                                      maturities on each bond payment date in an amount equal to the lesser of either (1) amounts available in the Revenue Fund after certain required payments of interest and principal (at the stated maturity of the Bonds) and, administrative expenses after required transfers to the Expense Fund and the Liquidity Fund (such that the amounts on deposit are equal to the Expense Fund Requirement and the Liquidity Fund Requirement, respectively), or (2) the Maximum Principal Distribution Amount, as defined within the Indenture. These principal payments will be applied to each class of Bonds in the order of their stated maturities, so that no payment of principal will be made on the Bonds of any class until all Bonds having an earlier stated maturity have been paid in full.

                                              COLLEGE AND UNIVERSITY
                                             FACILITY LOAN TRUST TWO

                                       NOTES TO FINANCIAL STATEMENTS


3.     BONDS                          The estimated aggregate principal payments
       (Continued)                    on the Bonds at November 30, 2000, after
                                      taking into consideration actual Loan
                                      prepayments, Defaulted Loans and the
                                      Maximum Principal Distribution Amount, as defined in the Indenture, are as follows:

                                                                       Amount
                                      Fiscal Year                      (000s)
                                      ------------------------------------------
                                      2001                            $ 18,711
                                      2002                              18,151
                                      2003                              13,814
                                      2004                              12,695
                                      2005                              11,960
                                      Thereafter                        77,505
                                      ------------------------------------------
                                      Total                           $152,836
                                      ------------------------------------------

                                      Actual Bond principal payments may differ from estimated payments because borrowers may prepay or default on their obligations. The Bonds are not subject to optional redemption by either the Trust or the bondholders.

                                      In the event of negative cash flows, a
                                      Liquidity Fund has been established and
                                      maintained such that, on or before such
                                      payment date, the Liquidity Fund may be
                                      used by the Bond Trustee to make any
                                      required payments on the Bonds and to pay operating expenses of the Trust.

                                      The original issue discount is being
                                      amortized using the effective interest
                                      rate method over the estimated lives of
                                      the Bonds, which are based on the
                                      scheduled payments of the Loans.
                                      Accordingly, loan prepayments have the
                                      effect of accelerating bond payments. When
                                      Bond payments occur sooner than estimated payments, a portion of the original issue discount is expensed in the year of prepayment, so that the future effective interest rate on the Bonds remains unchanged.

                                              COLLEGE AND UNIVERSITY
                                             FACILITY LOAN TRUST TWO

                                       NOTES TO FINANCIAL STATEMENTS


4.     ADMINISTRATIVE                 (a) SERVICER
       AGREEMENTS
                                      As compensation for the services provided under the servicing agreement, GMAC
                                      Commercial Mortgage Corporation (GMAC)
                                      receives a collection fee. The fee is
                                      earned each date payments are received on each Loan and is equal to 0.075 of 1% of the outstanding principal balance of each Loan divided by the number of payments of principal and interest in a calendar year.
                                      For the year ended November 30, 2000,
                                      GMAC's fees totaled $147,878, which
                                      includes other related expenses of $6,305.

                                      (b) TRUSTEES

                                      As compensation for services provided, the Owner and Bond Trustees are entitled under the Declaration of Trust and the Indenture to receive the following fees:

                                      -    The Owner Trustee,  in its capacities
                                           as manager of the Trust and as Owner
                                           Trustee, earned fees of $15,000 and
                                           $12,500, respectively, for the year
                                           ended November 30, 2000. In addition,
                                           the Owner Trustee incurred $1,625 for
                                           out-of-pocket expenses.

                                      -    The Bond  Trustee is  entitled  to an
                                           annual fee equal to 0.015 of 1% of
                                           the aggregate outstanding principal
                                           of the Bonds on the bond payment date
                                           immediately preceding the date of
                                           payment of such fee. The Bond Trustee
                                           is also reimbursed for out-of-pocket
                                           expenses in an amount not to exceed
                                           4% of the applicable annual fee. For
                                           the year ended November 30, 2000,
                                           Bond Trustee fees amounted to
                                           $23,208. In addition, the Bond
                                           Trustee incurred $928 for
                                           out-of-pocket expenses.

                                              COLLEGE AND UNIVERSITY
                                             FACILITY LOAN TRUST TWO

                                       NOTES TO FINANCIAL STATEMENTS



5.     CERTIFICATES                   At the establishment of the Trust, the
                                      certificates were comprised of two
                                      classes, namely 13.65% Class A Preferred and Class B. During 1999, the Class A
                                      Preferred certificates were fully
                                      redeemed. As such, the holders of the
                                      Class B certificates received amounts paid to the Owner Trustee pursuant to the Declaration of Trust, pro rata, in the same proportion that the par value of the certificates evidenced by each Class B certificate bears to the sum of the par value of the certificates evidenced by all of the Class B certificates. On December
                                      2, 2000 a distribution of $2,339,749 was made to the Class B certificateholders.
                                      This payment is reflected as a liability in the accompanying balance sheet.

                                      The certificateholders shall each be
                                      entitled to one vote per certificate.

                                      While the Bonds are outstanding,
                                      distributions to the Class B
                                      certificateholders are made on the second business day in each June and December (the Distribution Date) and, after the Bonds are paid in full, on the first business day of each calendar month.

                                              COLLEGE AND UNIVERSITY
                                             FACILITY LOAN TRUST TWO

                                       NOTES TO FINANCIAL STATEMENTS


6.     ALLOWANCE FOR                  An analysis of the allowance for loan
       LOAN LOSSES                    losses for the year ended November 30,
                                      2000 is summarized as follows:


                                      Balance, beginning of year      $1,132,376
                                      Provision                          300,000
                                      Charge-offs                              -
                                      ------------------------------------------

                                      Balance, end of year            $1,432,376
                                      ------------------------------------------

                                      At November 30, 2000, the recorded
                                      investment in the loan that is considered to be impaired under SFAS 114 was approximately $24,000 with a related allowance for loan loss of $17,000.

                                      The average recorded investment in the
                                      impaired loan during the year ended
                                      November 30, 2000 was approximately
                                      $54,000. For the year ended November 30,
                                      2000, no interest income was recognized on the impaired loan.

                                      The amortized cost of the loan placed on nonaccrual status is approximately $24,000 at November 30, 2000. See Note 2(e), "Accounting for Impairment of a Loan and Allowance for Loan Losses," for a discussion of the Trust's impaired loan accounting policy.

                                              COLLEGE AND UNIVERSITY
                                             FACILITY LOAN TRUST TWO

                                       NOTES TO FINANCIAL STATEMENTS



7.     LOANS                          Scheduled principal and interest payments
                                      on the Loans as of November 30, 2000,
                                      excluding payments for Loans in Default, as defined in the Indenture, are as follows:

                                                                          Principal        Interest
                                                                          Payments         Payments               Total
                                      FISCAL YEAR                          (000s)           (000s)                (000s)
                                      --------------------------------------------------------------------------------------
                                      2001                                 $ 19,899           $ 5,373           $ 25,272
                                      2002                                   19,463             4,714             24,177
                                      2003                                   15,669             4,140             19,809
                                      2004                                   14,765             3,651             18,416
                                      2005                                   12,698             3,193             15,891
                                      Thereafter                             91,898            17,264            109,162
                                      --------------------------------------------------------------------------------------
                                      Total                                $174,392           $38,335           $212,727
                                      --------------------------------------------------------------------------------------


                                      Expected payments may differ from
                                      contractual payments because borrowers may prepay or default on their obligations. Accordingly, actual principal and interest on the Loans may vary significantly from the scheduled payments. As of November 30, 2000, there were no Loans in Default.

                                      The following analysis summarize the
                                      stratification of the loan portfolio by
                                      type of collateral and institution as of November 30, 2000:

                                                                                           Amortized
                                                                           Number            Cost
                                      TYPE OF COLLATERAL                  of Loans          (000s)              %
                                      ----------------------------------------------------------------------------------
                                      Loans secured by a
                                        first mortgage                       228           $ 67,515            55.9%

                                      -----------------------------------------------------------------------------------
                                      Loans not secured by
                                        a first mortgage                     133             53,193            44.1%
                                      -----------------------------------------------------------------------------------

                                      Total Loans                            361           $120,708           100.0%
                                      --------------------------------------------------------------------------------------

                                              COLLEGE AND UNIVERSITY
                                             FACILITY LOAN TRUST TWO

                                       NOTES TO FINANCIAL STATEMENTS


7.     LOANS
       (Continued)

                                                                                          Amortized
                                                                           Number            Cost
                                      TYPE OF INSTITUTION                 of Loans          (000s)           %
                                      ------------------------------------------------------------------------------
                                      Private                                230          $ 67,268         55.7%

                                      Public                                 131            53,440         44.3%
                                      ------------------------------------------------------------------------------
                                      Total Loans                            361          $120,708        100.0%
                                      ------------------------------------------------------------------------------


                                      The ability of a borrower to meet future debt service payments on a Loan will depend on a number of factors relevant to the financial condition of such borrower, including, among others, the size and diversity of the borrower's sources of revenues; enrollment trends; reputation; management expertise; the availability and restrictions on the use of endowments and other funds; the quality and maintenance costs of the borrower's facilities and, in the case of some Loans to public institutions, which are obligations of a state, the financial condition of the relevant state or other governmental entity and its policies with respect to education. The ability of a borrower to maintain enrollment levels will depend on such factors as tuition costs, geographical location, geographic diversity, quality of the student body, quality of the faculty and the diversity of program offerings.

                                      The collateral for Loans that are secured by a mortgage on real estate generally consists of special purpose facilities, such as dormitories, dining halls and gymnasiums, which are integral components of the overall educational setting. As a result, in the event of borrower default on a Loan, the Trust's ability to realize the outstanding balance of the Loan through the sale of the underlying collateral may be negatively impacted by the special purpose nature and location of such collateral.

                                              COLLEGE AND UNIVERSITY
                                             FACILITY LOAN TRUST TWO

                                       NOTES TO FINANCIAL STATEMENTS



7.     LOANS                          A number of borrowers are currently
       (Continued)                    experiencing financial difficulties due to
                                      declining enrollment, increasing costs and a decline in endowments, grants, private gifts and state and federal funding. Many of these troubled borrowers are developing and implementing strategic plans to improve their financial position; the plans generally include taking actions to control costs and increase revenues through tuition increases, fundraising campaigns, higher enrollment and a reduction of faculty.

                                      Due to the special purpose nature of the borrowers' real properties, the ability of troubled borrowers to repay their loans may ultimately be dependent upon the future success of the institutions' programs.


8.     FAIR VALUE                     SFAS No. 107, "DISCLOSURES ABOUT FAIR
       OF FINANCIAL                   VALUE OF FINANCIAL INSTRUMENTS," allows
       INSTRUMENTS                    for the use of a wide range of valuation
                                      techniques; therefore, it may be difficult to compare the Trust's fair value information to independent markets or to other fair value information. Accordingly, the fair value information presented below does not purport to represent, and should not be construed to represent, the underlying market value of the Trust's net assets or the amounts that would result from the sale or settlement of the related financial instruments. Further, as the assumptions inherent in fair value estimates change, the fair value estimates will change.

                                      Current market prices are not available
                                      for most of the Trust's financial
                                      instruments since an active market
                                      generally does not exist for such
                                      instruments. In accordance with the terms of the Indenture, the Trust is required to hold all of the Loans to maturity and to use the cash flows therefrom to retire the Bonds. Accordingly, the Trust has estimated the fair values of its financial instruments using a discounted cash flow methodology. This methodology is similar to the approach used at the formation of the Trust to determine the carrying amounts of these items for financial reporting purposes. In applying the methodology, the calculations have been adjusted for the change in the relevant market rates of interest, the estimated duration of the instruments and an internally developed credit risk rating of the instruments. All calculations are based on the scheduled principal and interest payments on the Loans because the prepayment rate on these Loans is not subject to estimate.

                                              COLLEGE AND UNIVERSITY
                                             FACILITY LOAN TRUST TWO

                                       NOTES TO FINANCIAL STATEMENTS



8.     FAIR VALUE                     The estimated fair value of each category
       OF FINANCIAL                   of the Trust's financial instruments and
       INSTRUMENTS                    the related book value presented in the
       (Continued)                    accompanying balance sheet as of November
                                      30, 2000 is as follows:


                                                                             Book Value            Fair Value
                                                                               (000s)                (000s)
                                      ----------------------------------------------------------------------------
                                      Loans                                  $119,276*              $139,755

                                      Investment Agreements:
                                         Revenue Fund                          16,428                 17,424
                                         Liquidity Fund                         3,336                  3,923
                                      ----------------------------------------------------------------------------
                                                                             $139,040               $161,102
                                      ----------------------------------------------------------------------------

                                      Bonds                                  $119,440               $134,207
                                      ----------------------------------------------------------------------------


                                      *Net of Allowance for Loan Losses of
                                      $1,432,376.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2000

                         (Dollar Amounts in Thousands)


Outstanding                                                        Stated                       Internal      Amortized
 Principal                                                        Interest        Maturity      Rate of      Cost (Notes
  Balance                     Description                           Rate %          Date        Return %       1 and 2)
-----------  -----------------------------------------------   --------------   ------------   ----------   -------------
             COLLEGE AND UNIVERSITY LOANS (85.8%)
             ---------- A ---------
$  355       Alabama Agricultural and Mechanical University      3.000-3.750     07/01/2005      10.25         $  288
 1,795       Alabama Agricultural and Mechanical University         3.000        05/01/2018      10.27          1,077
   125       Albion College                                         3.000        10/01/2009      10.56             89
   498       Albright College                                       3.000        11/01/2015      10.23            316
    11       Alcorn State University                                3.500        11/01/2002      10.15             10
   120       Alma College                                           3.750        04/01/2002      11.52            112
    28       American International College                         3.370        10/01/2002      10.84             25
    70       Anderson University                                    3.500        03/01/2003      11.42             62
   200       Anderson University                                    3.000        03/01/2006      11.19            159
    18       Appalachian State University                           3.500        07/01/2001      10.28             17
   110       Arizona State University                               3.125        09/01/2001      10.17            102
   130       Arizona State University                               3.375        10/01/2002      10.16            117
   945       Arizona State University                               3.000        04/01/2006      10.60            768
   493       Arkansas State University                              3.750        04/01/2005      10.75            418
 2,095       Auburn University                                      3.000        12/01/2018       9.16          1,300
   201       Azusa Pacific University                               3.750        04/01/2015      10.88            130
             ---------- B -----------

1,025        Baptist College at Charleston                          3.000       03/01/2019       10.73            576
  621        Baptist College at Charleston                          3.000       03/01/2011       10.98            427
  157        Becker Junior College                                  3.000       04/01/2005       11.21            129
   73        Bellarmine College                                     3.625       05/01/2004       11.34             64
   86        Benedict College                                       3.750       11/01/2004       10.75             73
  678        Benedict College                                       3.000       11/01/2006       10.61            537
1,730        Benedict College                                       3.000       11/01/2020       10.36            955
1,392        Bentley College                                        3.000       11/01/2007       10.57          1,059
  271        Bethany College                                        3.375       11/01/2012       10.54            185
  265        Bethany College                                        3.000       11/01/2017       10.40            155
  485        Bethany College                                        3.000       11/01/2012       10.40            327
    8        Bethune-Cookman College                                3.000       11/01/2002       10.74              7
  117        Boston Architectural Center                            3.750       11/01/2004       10.77            101
   45        Bradford College (A)                                   3.375       10/01/2001       10.85             24
  262        Brandeis University                                    3.000       11/01/2011       10.64            180
   85        Brevard College                                        3.000       11/01/2004       10.71             72
   61        Brevard College                                        3.000       05/01/2006       11.12             49
   78        Bryan College                                          3.500       04/01/2003       11.39             70
   94        Buena Vista College                                    3.000       02/01/2006       11.23             75
             -------------- C --------------
   820       California Polytechnic State University                3.000       11/01/2006       10.05            636
   265       California State University                            3.000       11/01/2006        8.75            219


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2000

                         (Dollar Amounts in Thousands)
                                  (continued)



Outstanding                                                        Stated                       Internal      Amortized
 Principal                                                        Interest        Maturity      Rate of      Cost (Notes
  Balance                     Description                           Rate %          Date        Return %       1 and 2)
-----------  -----------------------------------------------   --------------   ------------   ----------   -------------
$1,130       California State University                            3.000       11/01/2013        8.93            $793
 2,483       California State University                            3.000       11/01/2019        8.99           1,539
 1,955       Cameron University                                     3.000       04/01/2007       10.16           1,549
    85       Canisius College                                       3.375       05/01/2002       11.48              80
 1,480       Canisius College                                       3.000       11/01/2017       10.40             868
    65       Carnegie-Mellon University                             3.500       11/01/2001       10.52              61
   245       Carnegie-Mellon University                             3.000       05/01/2009       10.73             180
   955       Carnegie-Mellon University                             3.000       11/01/2017       10.51             566
   326       Carroll College                                        3.750       06/01/2014       10.46             213
   159       Carroll College                                        3.000       06/01/2018       10.15              93
   412       Carroll College                                        3.750       03/01/2015       10.93             265
   155       Case Western Reserve University                        3.500       04/01/2003       11.39             138
   217       Catawba College                                        3.000       12/01/2009       10.27             154
    54       Central Missouri State University                      3.375       07/01/2001       10.27              50
   394       Central Missouri State University                      3.625       07/01/2004       10.29             334
   795       Central Missouri State University                      3.000       07/01/2007       10.18             607
   144       Champlain College                                      3.000       12/01/2013       10.19              92
   525       Chapman College                                        3.000       10/01/2013       10.65             339
   256       Chapman College                                        3.000       11/01/2005       10.63             207
   188       Chapman College                                        3.000       11/01/2007       10.57             143
 1,420       Chateau Community Housing Association                  3.000       10/01/2012       10.51             937
    50       Cisco Junior College                                   3.000       11/01/2005       10.04              41
    96       Cisco Junior College                                   3.000       07/01/2005       10.15              78
     5       Claflin College                                        3.125       04/01/2001       11.59               5
   285       Clemson University                                     3.000       07/01/2005        9.51             238
   135       Coker College                                          3.000       12/01/2009       10.04              98
    61       College of Our Lady of the Elms                        3.375       10/01/2001       10.86              56
   880       College of Saint Rose                                  3.000       05/01/2022       10.43             475
   466       College of Saint Thomas                                3.000       11/01/2009       10.53             335
    18       College of Santa Fe                                    3.500       10/01/2001       10.86              17
   159       College of Santa Fe                                    3.000       10/01/2005       10.66             129
   567       College of Santa Fe                                    3.000       10/01/2018       10.43             328
   940       College of the Holy Cross                              3.625       10/01/2013       10.60             635
   620       College of the Holy Cross                              3.000       10/01/2006       10.63             484
    18       College of the Virgin Islands                          3.000       11/01/2002       10.15              16
    53       College of the Virgin Islands                          3.000       10/01/2003       10.16              46
   168       Columbia College                                       3.625       07/01/2004       10.90             140
    60       Columbia College                                       3.000       07/01/2006       10.80              47
   124       Concordia College                                      3.000       04/01/2009       11.05              93
   705       Concordia College                                      3.000       05/01/2019       10.65             401
   303       Cumberland University                                  3.000       08/01/2017       10.52             175


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2000

                         (Dollar Amounts in Thousands)
                                  (continued)

Outstanding                                                        Stated                       Internal      Amortized
 Principal                                                        Interest        Maturity      Rate of      Cost (Notes
  Balance                     Description                           Rate %          Date        Return %       1 and 2)
-----------  -----------------------------------------------   --------------   ------------   ----------   -------------
             -------------- D --------------
$  595       Daemen College                                         3.000       04/01/2016      10.77           $  360
   174       Dakota Wesleyan University                             3.000       10/01/2015      10.46              107
   210       Dana College                                           3.000       04/01/2005      11.22              173
    40       Dana College                                           3.500       04/01/2003      11.39               36
   128       Dickinson College                                      3.000       05/01/2018      10.30               76
   218       Dillard University                                     3.000       04/01/2008      11.09              168
   554       Dowling College                                        3.000       10/01/2010      10.75              389
     7       Drexel University                                      2.875       05/01/2001      11.57                7
 1,170       Drexel University                                      3.500       05/01/2014      10.53              785
   265       Drury College                                          3.000       04/01/2015      10.63              167
   445       Drury College                                          3.000       10/01/2010      10.75              312
 1,041       D'Youville College                                     3.000       04/01/2018      10.90              596
             -------------- E --------------
 1,136       East Texas State University                            3.500       03/01/2002       9.48            1,037
 1,484       East Texas State University                            3.000       03/01/2002       9.60            1,344
   370       Elizabeth City State University                        3.000       10/01/2017      10.02              226
   400       Embry-Riddle Aeronautical University                   3.000       09/01/2007      10.64              302
   149       Emmanuel College                                       3.000       11/01/2013      10.45               95
                -------------- F --------------
 1,570       Fairleigh Dickinson University                         3.000       11/01/2017      10.39              922
   146       Florida Agricultural and Mechanical University         3.625       07/01/2004      10.29              124
   143       Florida Atlantic University                            3.500       07/01/2004      10.27              122
   275       Florida Atlantic University                            3.000       07/01/2006      10.18              216
   166       Florida Institute of Technology                        3.000       11/01/2009      10.53              119
    64       Florida State University                               3.500       06/01/2001       8.44               60
   645       Florida State University                               3.000       01/01/2009       9.40              503
     9       Fort Hays State University                             3.500       10/01/2001      10.19                8
    58       Fort Hays State University                             3.625       10/01/2002      10.18               53
   140       Fort Hays State University                             3.000       10/01/2007      10.08              109
   445       Fort Lewis College                                     3.000       10/01/2006      10.09              354
             -------------- G --------------
   645       Gannon University                                      3.000       11/01/2011      10.49              438
   195       Gannon University                                      3.000       12/01/2022      10.13              103
    67       Gavilan College                                        3.000       04/01/2006      10.59               54
    23       George Fox College                                     3.500       04/01/2001      11.25               22
   747       George Fox College                                     3.000       07/01/2018      10.64              430
   459       Georgetown College                                     3.000       12/01/2008      10.04              343
   820       Georgetown College                                     3.000       12/01/2009      10.05              595
 2,711       Georgetown University                                  3.000       11/01/2020      10.36            1,498
 6,940       Georgetown University                                  4.000       11/01/2020      10.52            4,165



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2000

                         (Dollar Amounts in Thousands)
                                  (continued)

Outstanding                                                        Stated                       Internal      Amortized
 Principal                                                        Interest        Maturity      Rate of      Cost (Notes
  Balance                     Description                           Rate %          Date        Return %       1 and 2)
-----------  -----------------------------------------------   --------------   ------------   ----------   -------------
  $894       Georgetown University                                  3.000       05/01/2005      10.86             $744
   410       Georgia Education Authority Board of Regents
             of the University System of Georgia                    3.375       01/01/2003      10.60              369
    43       Grambling State University                             3.000       11/01/2000      10.11               43
             -------------- H --------------
   362       Hampshire College                                      3.000       07/01/2013      10.75              232
 1,304       Hampshire College                                      3.000       02/01/2014      10.70              827
   100       Harcum Junior College                                  3.375       11/01/2002      10.77               90
   560       Harper Grace Hospital                                  3.625       04/01/2005      11.26              468
   129       Hesston College                                        3.000       04/01/2006      11.14              103
   294       High Point College                                     3.000       12/01/2010      10.26              203
 1,839       Hinds Junior College                                   3.000       04/01/2013      10.42            1,248
    56       Hiwassee College                                       3.375       01/01/2003      11.58               51
   191       Hiwassee College                                       3.000       09/15/2018      10.58              110
 1,859       Hofstra University                                     3.000       11/01/2012      10.61            1,241
   270       Hood College                                           3.625       11/01/2014      10.54              178
   380       Houston Tillotson College                              3.500       04/01/2014      10.90              251
    30       Huntingdon College                                     3.500       03/01/2002      11.54               28
   220       Huntingdon College                                     3.000       10/01/2008      10.60              162
             -------------- I --------------
   113       Illinois Institute of Technology                       3.000       03/01/2003      11.10              100
   122       Indiana University                                     3.375       04/01/2001      10.06              117
   300       Indiana University                                     3.500       04/01/2001      10.06              289
   948       Indiana University                                     3.750       12/01/2003       8.84              857
    99       Inter American University of Puerto Rico               3.000       09/01/2007      10.66               76
 2,346       Inter American University of Puerto Rico               3.000       01/01/2017      10.94            1,375
             -------------- J --------------
 1,495       James Madison University                               3.000       06/01/2009      10.49            1,063
   366       Johnson & Wales College                                3.000       11/01/2013      10.59              238
   175       Johnson C. Smith University                            3.000       05/01/2005      11.18              145
    20       Judson College                                         3.750       07/01/2004      10.92               17
             -------------- K --------------
    91       Kansas State University                                3.375       10/01/2002       9.12               84
   635       Kansas State University                                3.625       04/01/2004       9.77              563
    48       Kendall College                                        3.375       10/01/2002      10.82               43
   202       Kendall College                                        3.000       10/01/2008      10.59              149
   116       Kent State University                                  3.500       12/01/2000       8.90              111
   285       Knox College                                           3.000       04/01/2006      11.15              227
             -------------- L --------------
   285       LaGrange College                                       3.000       03/01/2009      11.06              207
   194       Langston University                                    3.375       10/01/2003      10.15              170



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2000

                         (Dollar Amounts in Thousands)
                                  (continued)

Outstanding                                                        Stated                       Internal      Amortized
 Principal                                                        Interest        Maturity      Rate of      Cost (Notes
  Balance                     Description                           Rate %          Date        Return %       1 and 2)
-----------  -----------------------------------------------   --------------   ------------   ----------   -------------
  $885   Langston University                                        3.000       04/01/2007     10.56           $694
   454   Lassen Junior College District                             3.000       04/01/2020     10.27            261
   875   Leland Stanford Junior College                             3.375       05/01/2003     11.33            780
   164   Lenoir Rhyne College                                       3.000       12/01/2006     10.04            130
    79   Linfield College                                           3.000       10/01/2017     10.44             46
   593   Long Island University                                     3.750       05/01/2005     11.22            498
   191   Long Island University                                     3.000       11/01/2009     10.69            138
   667   Long Island University                                     3.000       11/01/2009     10.69            484
   257   Long Island University                                     3.750       04/01/2003     11.41            230
   515   Long Island University                                     3.625       06/01/2014     10.49            334
    78   Long Island University                                     3.750       10/01/2004     10.79             66
    73   Louisiana State University                                 3.500       07/01/2001      8.65             68
   666   Louisiana State University                                 3.625       07/01/2004      9.04            580
   278   Louisiana State University                                 3.000       07/01/2005      8.84            236
   260   Louisiana State University                                 3.000       07/01/2006      8.87            217
    88   Louisiana State University                                 3.000       07/01/2001      8.62             82
    47   Lycoming College                                           3.500       05/01/2001     11.22             45
   229   Lycoming College                                           3.625       05/01/2014     10.64            153
   310   Lycoming College                                           3.750       05/01/2015     10.62            204
   478   Lynchburg College                                          3.750       05/01/2015     10.64            318
   625   Lynchburg College                                          3.000       05/01/2018     10.68            365
         -------------- M --------------
   260   MacAlester College                                         3.370       05/01/2002     11.41            240
   429   MacAlester College                                         3.000       05/01/2020     10.46            242
   510   Marian College                                             3.000       10/01/2016     10.45            305
    90   Marquette University                                       3.000       07/31/2024     10.59             46
   393   Mary Baldwin College                                       3.375       05/01/2012     10.68            274
   600   Marymount University                                       3.000       05/01/2016     10.52            369
   665   McLennan Community College                                 3.000       04/01/2006     10.49            541
    24   McNeese State University                                   3.500       10/01/2001     10.18             22
   944   Memorial Hospital for Cancer and Allied Diseases           3.375       04/01/2012     10.68            656
    29   Menlo College                                              3.125       04/01/2001     11.53             28
   448   Mercer University                                          3.000       05/01/2014     10.58            288
 1,360   Mercy College of Detroit                                   3.625       10/01/2013     10.59            905
    33   Merrimack College                                          3.000       04/15/2019     10.53             25
   116   Merrimack College                                          3.000       04/15/2008     10.79             66
    40   Middlebury College                                         3.375       10/01/2002     11.12             36
    77   Midland Lutheran College                                   3.000       04/01/2005        11             64
   556   Millsaps College                                           3.000       11/01/2021     10.34            301
 1,520   Mississippi State University                               3.000       12/01/2020      9.64            881
    27   Mississippi Valley State University                        3.500       07/01/2001     10.28             25


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2000

                         (Dollar Amounts in Thousands)
                                    (continued)

Outstanding                                                        Stated                       Internal      Amortized
 Principal                                                        Interest        Maturity      Rate of      Cost (Notes
  Balance                     Description                           Rate %          Date        Return %       1 and 2)
-----------  -----------------------------------------------   --------------   ------------   ----------   -------------
   $49       Molloy College                                       3.375          10/01/2002      10.81            $44
   206       Moravian College                                     3.375          11/01/2012      10.52            139
   715       Morehouse College                                    3.000          07/01/2010      10.50            475
 2,108       Morgan State University                              3.000          11/01/2014      10.56          1,337
   175       Morris Brown College                                 3.750          05/01/2007         11            139
 1,737       Morris Brown College                              2.750-3.750       05/01/2018      10.89          1,104
   529       Morris College                                       3.000          11/01/2009      10.53            380
             -------------- N --------------
   150       New England College                                  3.000          04/01/2016      10.77             90
   625       Newark Beth Israel Hospital                          3.625          01/01/2014      11.06            405
    63       NIACC Dormitories, Inc.                              3.000          10/01/2012      10.27             43
 2,748       Norfolk State University                             3.000          12/01/2021       9.77          1,540
   395       North Carolina State University                      3.625          09/01/2004       7.97            354
    69       North Carolina State University                      3.125          09/01/2001       7.58             66
    92       North Carolina State University                      3.500          09/01/2001       7.63             88
    78       North Greenville College                             3.000          11/01/2003      10.72             69
    56       Northeast Louisiana University                       3.500          04/01/2001      10.28             54
   188       Northeast Missouri State University              3.375-3.500        05/01/2002      10.75            175
 2,903       Northeastern University                              3.000          05/01/2018      10.53          1,695
    88       Northeastern University                              3.000          05/01/2004      10.97             76
    25       Northwestern State University                        3.125          10/01/2000      10.15             25
   345       Nova University                                      3.000          12/01/2007      10.04            265
             -------------- O -------------
   264       Occidental College                                   3.000          10/01/2019      10.41            148
   185       Olympic Community College                            3.000          10/01/2008      10.07            138
    28       Ouachita Baptist University                          3.000          12/01/2006      10.04             22
             -------------- P -------------
   878       Paine College                                        3.000          10/01/2016      10.45            526
 2,330       Philadelphia College of Art                          3.000          01/01/2022      10.62          1,231
   375       Pine Manor College                                   3.625          10/01/2003      10.80            326
   152       Polytechnic University                               3.375          10/01/2011      10.59            105
   178       Post College                                         3.000          04/01/2010      10.76            126
   785       Purdue University                                    3.625          07/01/2004       9.333           677
   233       Purdue University                                    3.000          07/01/2005       9.26            196
             -------------- Q -------------
     1       Queens College                                       3.500          11/01/2001      10.88              1
   106       Queens College                                       3.625          07/01/2004      10.90             88
             -------------- R -------------
   267       Randolph-Macon College                               3.000          05/01/2010      10.72            190
   480       Regis College (Denver)                               3.000          11/01/2012      10.47            318
    43       Regis College (Weston)                               3.375          10/01/2002      10.85             40




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2000

                         (Dollar Amounts in Thousands)
                                   (continued)

Outstanding                                                        Stated                       Internal      Amortized
 Principal                                                        Interest        Maturity      Rate of      Cost (Notes
  Balance                     Description                           Rate %          Date        Return %       1 and 2)
-----------  -----------------------------------------------   --------------   ------------   ----------   -------------
  $170       Rhode Island College                               3.000           10/01/2005       10.09          $139
    15       Rider College                                      3.500           05/01/2001       11.57            14
   118       Rider College                                      3.375           05/01/2002       11.44           109
 1,745       Rider College                                      3.625           11/01/2013       10.42         1,193
   422       Rider College                                      3.000           05/01/2017       10.70           251
    87       Rio Grande College                                 3.000           03/30/2009       10.93            63
   645       Rutgers, The State University                      3.750           05/01/2016        9.193         4501
    75       Rutgers, The State University                      3.125           05/01/2001        8.893          739
             -------------- S -------------
    38       Saint Ambrose University                           3.000           11/01/2001       10.78            35
    20       Saint Anselm College                               3.375           10/01/2001       10.88            19
    49       Saint John's University                            3.000           10/01/2002       10.76            44
   120       Saint Louis College of Pharmacy                    3.375           10/01/2004       10.74           101
   194       Saint Louis University                             3.500           11/01/2002       10.80           175
    84       Saint Mary's College                               3.000           03/01/2005       11.25            69
   408       Saint Mary's College                               3.000           06/01/2020       10.14           231
 1,799       Saint Michael's College                            3.000           05/01/2013       10.60         1,186
   101       Saint Norbert College                              3.375           04/01/2002       11.52            95
   158       Saint Norbert College                              3.625           04/01/2004       11.33           136
   325       Saint Norbert College                              3.000           04/01/2007       11.10           252
   460       Saint Paul's College                               3.000           11/01/2014       10.56           292
   600       Saint Vincent College                              3.500           05/01/2013       10.86           402
    90       Sam Houston State University                       3.500           10/01/2001        9.098          853
   705       San Diego State University                         3.000           11/01/2007       10.04           562
 1,170       Sangamon State University                          3.000           11/01/2018       10.12           711
    80       Seattle University                                 3.500           11/01/2001       10.84            74
   433       Seattle University                                 3.000           11/01/2008       10.55           320
   311       Seton Hill College                                 3.625           11/01/2014       10.53           203
     9       Sierra College                                     3.375           04/01/2002       10.87             9
   300       Simpson College                                    3.000           07/01/2016       10.58           177
   380       South Dakota School of Mines and Technology        3.000           04/01/2018       10.30           225
   127       South Dakota School of Mines and Technology        3.625           04/01/2002       10.85           119
    16       South Plains College                               3.500           10/01/2002       10.18            14
    58       South Plains College                               3.625           10/01/2004       10.17            50
    41       South Plains College                               3.000           10/01/2005       10.10            34
   225       Southeast Missouri State University                3.500           04/01/2002       10.82           209
   976       Southeast Missouri State University                3.000           04/01/2007       10.58           778
   665       Southeastern Oklahoma State University             3.000           04/01/2009       10.51           494
    72       Southern Arkansas University                       3.500           10/01/2002       10.23            65
   448       Southern Methodist University                      3.000           10/01/2007       10.61           339
   190       Southern Nazarene University                       3.750           04/01/2005       11.27           159


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2000

                         (Dollar Amounts in Thousands)
                                   (continued)

Outstanding                                                        Stated                       Internal      Amortized
 Principal                                                        Interest        Maturity      Rate of      Cost (Notes
  Balance                     Description                           Rate %          Date        Return %       1 and 2)
-----------  -----------------------------------------------   --------------   ------------   ----------   -------------
$  270       Southwest Missouri State College                    3.375           10/01/2002      10.17           $247
 2,190       Southwest Texas State University                    3.000           10/01/2015       9.513         1,417
   291       Spalding University                                 3.000           09/01/2007      10.66            225
   443       Springfield College                                 3.500           05/01/2013      10.67            306
    62       Springfield College                                 3.000           05/15/2005      10.11             52
   125       State Center Community College                      3.000           10/01/2004      10.10            105
 1,772       Stephen F. Austin State University               3.375-3.500        10/01/2012       9.567         1,256
   158       Stetson University                                  3.000           01/01/2006      11.25            125
   106       Stillman College                                    3.750           02/01/2004      11.42             91
   273       Stonehill College                                   3.000           10/01/2006      10.64            214
   175       SUNY, Mohawk Valley Community College               3.000           04/01/2005      10.26            134
             -------------- T -------------
    28       Talladega College                                   3.375           12/01/2001      10.08             26
   391       Talladega College                                   3.000           12/01/2012      10.24            259
   250       Taylor University                                   3.000           10/01/2012       10.5            165
   766       Taylor University                                   3.000           10/01/2013      10.49            494
   591       Texas A & I University                              3.000           07/01/2009       9.574           438
    39       Texas Southern University                           3.500           04/01/2001      10.89             38
   470       Texas Southern University                           3.500           04/01/2013      10.45            320
   413       Transylvania University                             3.000           11/01/2010      10.51            288
   560       Trinity University                                  3.625           09/01/2004      10.82            470
    82       Tufts University                                    3.375           10/01/2001      10.87             76
 2,225       Tufts University                                    3.000           10/01/2021      10.39          1,199
   195       Tulane University of Louisiana                      3.500           10/01/2001       9.061           184
             -------------- U -------------
    22       Union College                                       3.000           11/01/2002      10.74             20
 1,605       University of Alabama in Birmingham                 3.000           11/01/2008       7.972         1,308
    88       University of Alaska                                3.375           04/01/2002      10.82             82
   231       University of Alaska                                3.500           04/01/2003      10.80            214
    40       University of Arkansas at Little Rock               3.500           04/01/2001      10.04             39
   169       University of Arkansas at Little Rock               3.000           11/01/2009       9.42            133
   378       University of Central Arkansas                      3.000           04/01/2005      10.69            316
   430       University of Central Florida                       3.000           10/01/2007      10.08            332
   150       University of Chicago                               3.500           12/01/2001      10.10            139
    49       University of Chicago                               3.375           12/01/2001      10.08             45
    22       University of Chicago                               3.500           12/01/2002      10.11             20
   960       University of Delaware                              3.000           11/01/2006       9.081           788
   654       University of Delaware                              3.000           12/01/2018       8.81            416
 2,105       University of Florida                               3.000           07/01/2014      10.15          1,339
    45       University of Hartford                              3.000           11/01/2001      10.78             42
    20       University of Hawaii at Manoa                       3.500           10/01/2001      10.18             19



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2000

                         (Dollar Amounts in Thousands)
                                   (continued)

Outstanding                                                        Stated                       Internal      Amortized
 Principal                                                        Interest        Maturity      Rate of      Cost (Notes
  Balance                     Description                           Rate %          Date        Return %       1 and 2)
-----------  -----------------------------------------------   --------------   ------------   ----------   -------------
$1,775       University of Michigan                                3.750         10/01/2005       9.511         $1,507
   293       University of Missouri                                3.375         05/01/2002      10.03             282
   557       University of North Carolina                          3.000         11/01/2005       8.811            477
   525       University of North Carolina                          3.000         01/01/2008       9.497            411
    43       University of North Carolina                          3.000         01/01/2007       9.499            356
   968       University of Notre Dame                              3.000         02/15/2019      10.62             550
   745       University of Portland                                3.375         04/01/2013      10.88             503
 1,589       University of Puerto Rico, Rio Piedras Campus         3.000         06/01/2011       9.391          1,126
    14       University of Rhode Island                            3.000         10/01/2001       9.679            138
   624       University of Saint Thomas                            3.000         10/01/2019      10.41             350
   215       University of Santa Clara                             3.125         04/01/2002      11.44             198
   100       University of Santa Clara                             3.375         04/01/2002      11.45              92
   690       University of Santa Clara                             3.625         04/01/2004      11.33             595
    52       University of South Dakota                            3.500         10/01/2001       9.594            492
   670       University of South Florida                           3.750         07/01/2005      10.30             553
   306       University of Steubenville                            3.125         04/01/2010      10.98             217
 1,201       University of Vermont                                 3.000         07/01/2016       8.947            788
    35       University of Vermont                                 3.375         07/01/2001       8.332            333
 1,130       University of Vermont                                 3.000         07/01/2019       9.056            692
   135       University of Washington                              3.500         08/01/2002       9.07             123
   193       University of Washington                              3.000         08/01/2003       9.06             170
 1,510       University Student Co-Operative Association           3.000         04/01/2019      10.70             853
   444       Utica College                                         3.000         11/01/2009      10.53             319
             -------------- V -------------
   400       Vermont State College                                 3.000         06/01/2008       9.02             310
   239       Vermont State College                                 3.000         07/01/2014       9.299            159
 1,125       Villanova University                                  3.000         04/01/2019      10.70             636
 3,660       Vincennes University                                  3.000         06/01/2023       9.024          2,092
 2,332       Virginia Commonwealth University                      3.000         06/01/2011      10.01           1,604
   720       Virginia Commonwealth University                      3.000         06/01/2004      10.08             603
   291       Virginia Wesleyan College                             3.000         11/01/2009      10.54             212
   175       Virginia Wesleyan College                             3.000         11/01/2010      10.51             122
                                                                                             -------------- W -------------
   177       Waldorf College                                       3.000         07/01/2005      10.77             141
    15       Wartburg College                                      3.500         10/01/2001      10.87              14
   146       Wartburg College                                      3.750         04/01/2011      11.00             104
   530       Washington State University                           3.625         04/01/2004      10.02             468
   340       Washington State University                           3.750         04/01/2004      10.03             301
   520       Washington State University                           3.375         04/01/2003      10.02             471
    17       Washington University                                 3.500         10/01/2001      10.90              16
   210       Wesley College                                        3.375         05/01/2013      10.88             143


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2000

                         (Dollar Amounts in Thousands)
                                  (continued)

Outstanding                                                        Stated                       Internal      Amortized
 Principal                                                        Interest        Maturity      Rate of      Cost (Notes
  Balance                     Description                           Rate %          Date        Return %       1 and 2)
-----------  -----------------------------------------------   --------------   ------------   ----------   -------------
     $50     West Kern Junior College District                     3.625         04/01/2004       10.73          $44
     430     West Valley College                                   3.000         04/01/2009       10.50          320
     432     West Virginia Wesleyan College                        3.000         05/01/2015       10.75          270
     244     Western Carolina University                           3.625         05/01/2003       10.75          222
      70     Western Washington University                         3.500         10/01/2001       10.18           65
     425     Western Washington University                         3.625         10/01/2004       10.18          363
     330     Western Washington University                         3.750         10/01/2005       10.19          275
      14     Westmoreland Hospital Association                     3.500         07/01/2001       10.80           13
     785     Wheaton College                                       3.500         04/01/2013       10.70          530
      91     Wheeling College                                      3.500         05/01/2001       11.23           87
      67     Wheeling College                                      3.000         11/01/2007       10.59           51
      24     Wheelock College                                      3.000         05/01/2011       10.23           17
     735     Wittenberg University                                 3.000         05/01/2015       10.76          456
     225     Wittenberg University                                 3.000         11/01/2017       10.39          132
      41     Wooster Business College                              3.000         03/30/2009       10.88           30
      34     Worcester Polytechnic Institute                       3.370         04/01/2001       11.57           33
     579     Wright State University                               3.000         05/01/2009        9.888         446
             -------------- Y -------------
     348     York Hospital                                         3.000         05/01/2020       10.63          195
--------                                                                                                    --------
 174,392     Total College and University Loans                                                              120,708
--------
             Allowance for Loan Losses                                                                         1,432
                                                                                                            --------
             Net Loans of the Trust                                                                          119,276
--------                                                                                                    --------
             INVESTMENT AGREEMENTS (14.2%)
             -----------------------------
             Morgan Guaranty Trust Company -
   3,336      Liquidity Fund                                      7.750          06/01/2018      7.750         3,336
             Morgan Guaranty Trust Company -
  16,428      Revenue Fund                                        7.050          06/01/2018      7.050        16,428
--------                                                                                                    --------
  19,764     Total Investment Agreements                                                                      19,764
--------                                                                                                    --------
$194,156     Total Investments (100.0%)                                                                     $139,040
========                                                                                                    ========




(A) This institution has been placed on nonaccrual status as more fully described in Notes 2(e) and 6.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.